S000013700 [Member] Annual Fund Operating Expenses - iShares Intermediate Government/Credit Bond ETF - iShares Intermediate Government/Credit Bond ETF	Feb. 28, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.